Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Organization and Business Operations.
Organization and Business Operations

1. Organization and Business Operations

Second Sight Medical Products, Inc. (“Second Sight,” the “Company,” “we,” “us,” “our” or similar terms), was incorporated in the State of California in 2003. We develop, manufacture and market implantable visual prosthetics that are intended to deliver useful artificial vision to blind individuals. We are a recognized global leader in neuromodulation devices for blindness and are committed to developing new technologies to treat the broadest population of sight-impaired individuals.

In 2007, Second Sight formed Second Sight (Switzerland) Sàrl, initially to manage clinical trials for its products in Europe, and later to manage sales and marketing in Europe, the Middle East and Asia Pacific. As the laws of Switzerland require at least two corporate stockholders, Second Sight (Switzerland) Sàrl is 99.5% owned directly by us and 0.5% owned by an executive of Second Sight, who is acting as our nominee. Accordingly, Second Sight (Switzerland) Sàrl, is considered 100% owned for financial statement purposes and is consolidated with Second Sight for all periods presented.

We are currently developing the Orion® Visual Cortical Prosthesis System (“Orion”), an implanted cortical stimulation device intended to provide useful artificial vision to individuals who are blind due to a wide range of causes, including glaucoma, diabetic retinopathy, optic nerve injury or disease, or forms of cancer and trauma. A feasibility study of the Orion device is currently underway at the Ronald Reagan UCLA Medical Center in Los Angeles (“UCLA”) and Baylor College of Medicine in Houston (“Baylor”).

Our commercially approved product, the Argus® II retinal prosthesis system (“Argus II”), entered clinical trials in 2006, received CE Mark approval for marketing and sales in the European Union (“EU”) in 2011, and received approval by the United States Food and Drug Administration (“FDA”) for marketing and sales in the United States in 2013. We began selling the Argus II in Europe at the end of 2011, Saudi Arabia in 2012, the United States and Canada in 2014, Turkey in 2015, Iran, Taiwan, South Korea and Russia in 2017, and Singapore in 2018. Given the limited addressable market of Argus II, we have made the decision to maximize capital efficiency by ceasing the production and sales of our Argus commercial and clinical activities and increase our investment of resources with our Orion clinical and R&D programs.

Liquidity and Capital Resources

From inception, our operations have been funded primarily through the sales of our common stock as well as from research and clinical grants. Funding of our business since 2020 has been primarily provided by:

●	On June 25, 2021, we closed an underwritten public offering of 11,500,000 shares of common stock at a price of $5.00 per share for aggregate net proceeds of $53.3 million
●	On March 23, 2021, we closed our private placement to seven institutional investors of 4,650,000 shares of common stock at a price of $6.00 per share for aggregate net proceeds of approximately $24.5 million
●	On May 5, 2020, we closed our underwritten public offering of 7,500,000 shares of common stock at an offering price of $1.00 per share for aggregate net proceeds of approximately $6.7 million
●	On December 8, 2020, we borrowed $1 million from Gregg Williams, Chairman of the Board of Directors of the Company and $1.2 million from two unaffiliated shareholders. Each promissory note was unsecured and accrued interest at a rate of twelve percent (12%) per annum beginning on receipt of the loan amounts. We repaid the principal and accrued interest during the quarter ended June 30, 2021.

Our financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. We estimate that currently available cash will provide sufficient funds to enable the Company to meet its planned obligations for at least twenty-four months. Our ability to continue as a going concern is dependent on our ability to develop profitable operations through implementation of our business initiatives and/or raise additional capital, however, there can be no assurances that we will be able to do so.